Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,942,427	$ 1,866,352	$ 5,779,384	$ 3,595,705
Ireland
Segment Reporting Information [Line Items]
Revenue	526,867	358,026	1,395,198	1,029,877
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	397,538	471,110	1,281,996	710,043
U.S.
Segment Reporting Information [Line Items]
Revenue	903,200	934,014	2,767,844	1,599,623
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 114,822	$ 103,202	$ 334,346	$ 256,162